Related party transactions	6 Months Ended
Jun. 30, 2025
Related party transactions [abstract]
Related party transactions	Related party transactions
Our vessels are commercially managed by SCM and technically managed by SSM pursuant to the terms and conditions set forth under a revised master agreement which was effective as from January 1, 2018 (the "2018 Revised Master Agreement"). In 2024, certain terms of the 2018 Revised Master Agreement were amended and restated with an effective date of January 1, 2024 (the "2024 Revised Master Agreement"). The 2024 Revised Master Agreement may be terminated by either party upon 24 months' notice, unless terminated earlier in accordance with the provisions of the 2024 Revised Master Agreement. In the event of the sale of one or more vessels, a notice period of three months and a payment equal to three months of management fees will apply, provided that the termination does not amount to a change in control, including a sale of all or substantially all of our vessels, in which case a payment equal to 24 months of management fees will apply. SCM and SSM are related parties of ours.
Under the 2018 Revised Master Agreement, during the period from January 1, 2024 through June 30, 2024, when our vessels were operating in one of the Scorpio Pools, SCM, the pool manager, charged fees of $250 per vessel per day with respect to our LR2 vessels, and $325 per vessel per day with respect to each of our Handymax and MR vessels, plus a 1.50% commission on gross revenues per charter fixture. Under the 2024 Revised Master Agreement, effective July 1, 2024, commercial management fees on vessels operating in one of the Scorpio Pools increased to $285 per vessel per day with respect to our LR2 vessels, and $360 per vessel per day with respect to each of our Handymax and MR vessels. For vessels that are not operating in any of the Scorpio Pools, commercial management fees increased to $285 per vessel per day for each LR2 vessel and $335 per vessel per day for each Handymax and MR vessel on the effective date of January 1, 2024. Commissions on gross revenue per charter fixture remain unchanged at 1.50% for vessels operating in any of the Scorpio Pools and 1.25% for vessels not operating in any of the Scorpio Pools.
In addition, effective January 1, 2024, the fixed annual technical management fee payable to SSM was increased by $12,500 to $187,500 plus additional amounts for certain itemized services per vessel to provide technical management services for each of our owned vessels.
Transactions with entities controlled by the Lolli-Ghetti family (herein referred to as related parties) in the unaudited condensed consolidated statements of operations and balance sheets are as follows:

	For the six months ended June 30,
In thousands of U.S. dollars	2025	2024
Pool revenue (1)
Scorpio MR Pool Limited	$144,477	$328,651
Scorpio LR2 Pool Limited	147,138	262,731
Scorpio Handymax Tanker Pool Limited	52,549	76,124
Mercury Pool Limited	8,640	25,481
Time charter-out revenue - SSH (2)	17,868	9,300
Voyage revenue - SSH (3)	3,565	—
Voyage expenses (4)	(3,873)	(2,111)
Vessel operating costs (5)	(16,149)	(17,088)
Administrative expenses (6)	(11,518)	(8,836)

Purchases of bunkers (7)	(3,386)	(173)

(1)These transactions relate to revenue earned in the Scorpio Pools. The Scorpio Pools are related parties. From January 1, 2024 through June 30, 2024, when our vessels were in the Scorpio Pools, SCM, the pool manager, charged fees of $250 per vessel per day with respect to our LR2 vessels, and $325 per vessel per day with respect to each of our Handymax and MR vessels, plus a commission of 1.50% on gross revenue per charter fixture. Effective July 1, 2024, pursuant to the 2024 Revised Master Agreement, SCM increased its fees to $285 per vessel per day with respect to our LR2 vessels and $360 per vessel per day with respect to each of our Handymax and MR vessels. Commissions on gross revenues per charter fixture remain unchanged at 1.50% for vessels operating in any of the Scorpio Pools and 1.25% for vessels not operating in any of the Scorpio Pools. These are the same fees that SCM charged other vessels in these pools, including third party owned vessels during these periods.
(2)These transactions relate to revenue earned for certain vessels on time charter, which have been time chartered out through a chartering subsidiary of SSH, a related party, to the end customers.
(3)These transactions relate to revenue earned in the spot market on voyages chartered through a chartering subsidiary of SSH, a related party, to the end customer.
(4)Related party expenditures included within voyage expenses in the unaudited condensed consolidated statements of operations consist of the following:
•Expenses due to SCM, a related party, for commissions related to the commercial management services provided by SCM under the commercial management agreement for vessels that are not in one of the Scorpio Pools. SCM’s services include securing employment, in the spot market and on time charters, for our vessels. For vessels that are not operating in any of the Scorpio Pools, commercial management fees were $285 per vessel per day for each LR1 and LR2 vessel and $335 per vessel per day for each Handymax and MR vessel plus commissions on gross revenue per charter fixture of 1.25%.

•$0.3 million charged by related party port agents during the six months ended June 30, 2025. Nominal amounts were charged by related party port agents during the six months ended June 30, 2024. SSH has a majority equity interest in port agents that provide supply and logistical services for vessels operating in their regions.

•$0.2 million and $0.2 million charged by Geoserve Energy Transport DMCC ("Geoserve") for emission management fees of $350 per vessel per month (plus $150 per vessel per month for vessels on time charter-out) and a rate of 1.25% per carbon trade during the six months ended June 30, 2025 and 2024, respectively. SSH has a majority equity interest in Geoserve. The services provided by Geoserve for our carbon emissions management are described below.
•$1.1 million charged by Fowe Eco Solutions Ltd. ("FOWE") for its portion of the realized fuel efficiency savings related to the fuel oil-water emulsion Cavitech systems under the licensing agreement during the six months ended June 30, 2025. The agreement with FOWE is described below.

(5)Related party expenditures included within vessel operating costs in the unaudited condensed consolidated statements of operations consist of the following:

•Technical management fees of $13.0 million and $14.4 million charged by SSM (or its affiliates), a related party, during the six months ended June 30, 2025 and 2024, respectively. SSM’s services include day-to-day vessel operations, performing general maintenance, monitoring regulatory and classification society compliance, customer vetting procedures, supervising the maintenance and general efficiency of vessels, arranging the hiring of qualified officers and crew, arranging and supervising drydocking and repairs, purchasing supplies, spare parts and new equipment for vessels, appointing supervisors and technical consultants, and providing technical support. SSM administers the payment of salaries to our crew on our behalf. The crew wages that were administered by SSM (and disbursed through related party subcontractors of SSM) were $62.4 million and $68.0 million during the six months ended June 30, 2025 and 2024, respectively.
•Vessel operating expenses of $3.1 million and $2.7 million charged by related party port agents during the six months ended June 30, 2025 and 2024, respectively.
(6)We have an Amended Administrative Services Agreement with SSH for the provision of administrative staff, office space, and administrative services, including accounting, legal compliance, financial and information technology services. SSH is a related party to us. We reimburse SSH for direct or indirect expenses that are incurred on our behalf. SSH also arranges the sale and purchase of vessels for us. The services provided to us by SSH may be sub-contracted to other entities within the Scorpio group of companies, or Scorpio. The expenses incurred under this agreement were recorded in general and administrative expenses in the unaudited condensed consolidated statement of operations and consisted of the following:
•The expense for the six months ended June 30, 2025 of $11.5 million included (i) administrative fees of $4.6 million charged by SSH, (ii) restricted stock amortization of $6.9 million, which relates to the issuance of an aggregate of 862,614 shares of restricted stock to SSH employees for no cash consideration pursuant to the 2013 Equity Incentive Plan and (iii) the reimbursement of expenses of $16,857 to SSH.
•The expense for the six months ended June 30, 2024 of $8.8 million included (i) administrative fees of $5.1 million charged by SSH, (ii) restricted stock amortization of $3.7 million, which relates to the issuance of an aggregate of 813,620 shares of restricted stock to SSH employees for no cash consideration pursuant to the 2013 Equity Incentive Plan and (iii) the reimbursement of expenses of $1,481 to SCM.
(7)These amounts represent bunkers purchased from a related party which, for vessels operating in the spot market, are initially recorded as part of inventory on the balance sheet prior to being consumed.
We had the following balances with related parties, which have been included in the unaudited condensed consolidated balance sheets:

	As of
In thousands of U.S. dollars	June 30, 2025	December 31, 2024
Assets:
Accounts receivable and prepaid expenses (due from the Scorpio Pools) (1)	$160,206	$136,812
Prepaid expenses (SSM) (2)	6,235	5,375
Prepaid expenses (related party port agents)	129	385
Prepaid expenses (SCM)	25	26
Accounts receivable and prepaid expenses (SSH)	7	478
Other assets (pool working capital contributions) (3)	45,794	45,761
Liabilities:
Accounts payable and accrued expenses (related party port agents)	1,309	2,399
Accounts payable and accrued expenses (SSM)	1,846	3,277
Accounts payable and accrued expenses (SSH)	548	459
Accounts payable and accrued expenses (owed to the Scorpio Pools)	141	3,471
Accounts payable and accrued expenses (SCM)	62	265
Accounts payable (related party carbon emission manager)	—	71
Accrued expenses (FOWE)	—	85
Accounts payable and accrued expenses (related party bunker supplier)	—	579

(1)Accounts receivable and prepaid expenses due from the Scorpio Pools relate to receivables for revenues earned and receivables from working capital contributions. Working capital contributions for the remaining vessels in the fleet are classified as non-current, within Other Assets. Upon entrance into such pools, all vessels are required to make working capital contributions of both cash and bunkers. Additional working capital contributions can be made from time to time based on the operating needs of the Scorpio Pools. These amounts are accounted for and repaid as follows:
•For vessels in the Scorpio LR2 Pool, Scorpio MR Pool, Scorpio Handymax Tanker Pool and Mercury Pool, the initial contribution amount is repaid, without interest, upon a vessel’s exit from the pool no later than six months after the exit date. Bunkers on board a vessel exiting the pool are credited against such repayment at the actual invoice price of the bunkers. For all owned or lease financed vessels, we assume that these contributions will not be repaid within 12 months and are thus classified as non-current within other assets on the unaudited condensed consolidated balance sheets. If a vessel has been sold, is held for sale, or has recently left the pool to commence a long term time charter, we classify these contributions as current.
•For time or bareboat chartered-in vessels we classify the initial contributions as current (within accounts receivable) or non-current (within other assets) according to the expiration of the contract. Any additional working capital contributions are repaid when sufficient net revenues become available to cover such amounts.
(2)    Prepaid expenses from SSM relate to advances made for vessel operating expenses (such as crew wages) that will either be reimbursed or applied against future costs.
(3)     Represents the non-current portion of working capital receivables as described above.
Other transactions

In August 2021, we acquired a minority interest in a portfolio of nine product tankers, which at the time consisted of five dual-fuel MR methanol tankers (built between 2016 and 2021) along with four ice class 1A LR1 product tankers (two were sold during the fourth quarter of 2021 and one was sold during the third quarter of 2024). An LR1 product tanker that is part of this joint venture is technically managed by SSM.

Pursuant to the 2024 Revised Master Agreement with SCM and SSM, in the event of the sale of one or more vessels, a notice period of three months and a payment equal to three months of commercial and technical management fees would be due and payable upon the sales of these vessels.

During the six months ended June 30, 2024, we entered into agreements to sell nine MR product tankers (STI Tribeca, STI Larvotto, STI Le Rocher, STI Manhattan, STI Beryl, STI Onyx, STI Garnet, STI Ruby and STI Topaz). STI Tribeca was sold in March 2024, STI Larvotto was sold in April 2024 and STI Le Rocher was sold in May 2024. The remaining vessel sales closed in the third quarter of 2024. Termination fees of $0.5 million and $0.3 million were paid to SCM and SSM, respectively, during the six months ended June 30, 2024 with respect to vessel sales.

In March 2024, we entered into an agreement with Geoserve, effective January 1, 2024, which is majority owned by the Lolli-Ghetti family, to serve as our emissions manager and ensure compliance with the EU Emissions Trading System (EU ETS). Geoserve's services include, among others, emission data monitoring and correction for commercial and regulatory compliance and procurement of carbon credits from EU approved carbon traders. Under this agreement, we pay Geoserve emissions management fees of $350 per vessel per month (plus $150 per vessel per month for vessels time chartered-out) and a commission of 1.25% per carbon trade.

In May 2024, we entered into a licensing agreement with FOWE whereby FOWE's fuel oil-water emulsion Cavitech systems will be installed across our entire fleet. Cavitech is FOWE's proprietary technical solution that enables cavitation treatment on various materials for instantaneous mixing, heat treatment, dispersion, and alteration of chemical bonds, the benefits of which include the elimination of unwanted sludge deposits, a cleaner, more efficient fuel burn and reduced nitrogen oxide emissions. Under the terms of the licensing agreement, we do not pay any upfront costs but pay FOWE 33% of realized savings. We began installing Cavitech devices on our vessels in 2024 and expect them to be installed on a majority of our vessels by the end of 2025. Scorpio Holdings Limited, a related party, owns a minority interest in FOWE.

Key management remuneration
The table below shows key management remuneration for the six months ended June 30, 2025 and 2024:

	For the six months ended June 30,
In thousands of U.S. dollars	2025	2024
Short-term employee benefits	$7,757	$19,660
Share-based compensation (1)	21,267	15,859
Total	$29,024	$35,519

(1)Represents the amortization of restricted stock issued under the 2013 Equity Incentive Plan as described in Note 12.
For the purpose of the table above, key management are those persons who have authority and responsibility for making strategic decisions, and managing operating, financial and legal activities.
We have entered into employment agreements with the majority of our executives. These employment agreements remain in effect until terminated in accordance with their terms upon not less than between 24 months' and 36 months' prior written notice, depending on the terms of the employment agreement applicable to each executive. Pursuant to the terms of their respective employment agreements, our executives are prohibited from disclosing or unlawfully using any of our material confidential information.
Upon a change in control of us, the annual bonus provided under the employment agreement becomes a fixed bonus of between 150% and 250% of the executive’s base salary, and the executive may receive an assurance bonus equal to the fixed bonus, depending on the terms of the employment agreement applicable to each executive.
Any such executive may be entitled to receive upon termination an assurance bonus equal to such fixed bonus and an immediate lump-sum payment in an amount equal to three times the sum of the executive’s then current base salary and the assurance bonus, and the executive will continue to receive all salary, compensation payments and benefits, including additional bonus payments, otherwise due to the executive, to the extent permitted by applicable law, for the remaining balance of the executive's then-existing employment period. If an executive’s employment is terminated for cause or voluntarily by the employee, the executive shall not be entitled to any salary, benefits or reimbursements beyond those accrued through the date of the executive's termination, unless the executive voluntarily terminated the executive's employment in connection with certain conditions. Those conditions include a change in control combined with a significant geographic relocation of the executive's office, a material diminution of the executive's duties and responsibilities, and other conditions identified in the employment agreement.
By law, our employees in Monaco are entitled to a one-time payment of up to two months salary upon retirement if they meet certain minimum service requirements. Other than as set forth above, there are no material post-employment benefits for our executive officers or directors.